DEBT	12 Months Ended
Dec. 31, 2020
DEBT
DEBT

7) DEBT

($ thousands)	December 31, 2020	December 31, 2019
Current:
Senior notes	$103,836	$105,998
Long-term:
Bank credit facility	$—	$—
Senior notes	386,586	500,635
Total debt	$490,422	$606,633

Bank Credit Facility

Enerplus has a senior unsecured, covenant-based, US$600 million bank credit facility that matures on October 31, 2023. Drawn fees range between 125 and 315 basis points over bankers’ acceptance and LIBOR rates. Standby fees on the undrawn portion of the facility are based on 20% of the drawn pricing. The Company has the ability to request an extension of the facility or repay the entire balance at the end of the term. At December 31, 2020, Enerplus was undrawn on the facility (December 31, 2019 –undrawn).

Senior Notes

During 2020, Enerplus made its fourth US$22 million principal repayment on its 2009 senior notes and its first US$59.6 million principal repayment on its 2012 senior notes. During 2019, Enerplus made its third US$22 million principal repayment on its 2009 senior notes and a $30 million bullet repayment on its 2012 senior notes. During 2018, Enerplus made its second US$22 million principal repayment on its 2009 senior notes.

The terms and rates of the Company’s outstanding senior notes are detailed below:

				Original	Remaining	CDN$ Carrying
			Coupon	Principal	Principal	Value
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$105,000	$133,613
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	25,450
May 15, 2012	May 15 and Nov 15	4 equal annual installments beginning May 15, 2021	4.40%	US$355,000	US$238,400	303,364
June 18, 2009	June 18	Final installment on June 18, 2021	7.97%	US$225,000	US$22,000	27,995
				Total carrying value		$490,422